Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	138,100.00
Total Offset Amount	34,174.01
Net Fee	103,925.99
Narrative - Max Aggregate Offering Price	$ 1,000,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true